Labour Laws - Additional Information (Details) ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Analysis of income and expense [abstract]
Impact of past service cost and losses (gains) arising from implementation of labour codes	₨ 2,756